Restructuring Charges	12 Months Ended
Sep. 30, 2024
Restructuring Charges [Abstract]
Restructuring Charges

Note 10 — Restructuring Charges

During fiscal year 2023, the Company conducted certain restructuring actions (the “2023 Restructuring Plan”), primarily associated with alignment of the Company’s workforce around its global site strategy, the optimization of the Company’s hybrid work model, as well as appropriate measures to optimize expenditures and resource allocation, as a result of which, the Company incurred restructuring charges of $70,901. The majority of the remaining liability under the 2023 Restructuring Plan, as of September 30, 2024, is expected to be paid during the fiscal year 2025.

The restructuring activities for the 2023 Restructuring Plan as of September 30, 2024 were as follows:

	Workforce	Premises and other	Total
Liability as of October 1, 2022	$—	$—	$—
Restructuring Charges	53,547	17,354	70,901
Payments	(25,870)	(3,991)	(29,861)
Non-Cash items	(2,846)	(10,998)	(13,844)
Liability as of September 30, 2023	$24,831	$2,365	$27,196
Restructuring Charges	(1,114)	—	(1,114)
Payments	(19,768)	(1,342)	(21,110)
Non-Cash items	(1,939)	(578)	(2,517)
Liability as of September 30, 2024	$2,010	$445	$2,455

During the second quarter of fiscal year 2024, the Company initiated a new restructuring plan (the “2024 Restructuring Plan”), under this plan the Company incurred in fiscal year 2024 restructuring charges of $132,202. The restructuring charges in fiscal 2024 were mainly comprised of employee severance expenses and benefits arrangements. The majority of the remaining liability under the 2024 Restructuring Plan, as of September 30, 2024, is expected to be paid during the coming several quarters. The Company expects to execute the remainder of the 2024 Restructuring plan over the next several quarters.

The restructuring activities for the 2024 Restructuring Plan as of September 30, 2024 were as follows:

	Workforce	Premises and other	Total
Liability as of October 1, 2023	$—	$—	$—
Restructuring charges	116,957	15,245	132,202
Payments	(43,621)	(50)	(43,671)
Non-Cash items	(27)	(12,975)	(13,002)
Liability as of September 30, 2024	$73,309	$2,220	$75,529

(*) The tables above do not include amounts related to employees' benefit incurred in prior periods.